Organization and Operations - Schedule of Effect of Changes of Previously Reported Condensed Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accumulated other comprehensive loss	$ 0		$ (56)			$ (69)
Additional paid-in capital	25,599		9,618			126,978
Accumulated deficit	(286,958)		(244,177)			(80,456)
Noncontrolling interests	6,447		24,549			24,394
Total stockholders’ (deficit) / equity	(254,904)	$ (266,025)	(210,058)	$ (137,380)	$ (134,297)	70,855
Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock	2		2			2
Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock	$ 6		6			$ 6
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accumulated other comprehensive loss			(56)
Additional paid-in capital			9,618
Accumulated deficit			(244,177)
Noncontrolling interests			24,549
Total stockholders’ (deficit) / equity		(266,025)	(210,058)	(137,380)
Previously Reported | Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock			2
Previously Reported | Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock			6
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional paid-in capital			(9,618)
Accumulated deficit			10,736
Noncontrolling interests			(1,118)
As Revised
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accumulated other comprehensive loss			(56)
Accumulated deficit			(233,441)
Noncontrolling interests			23,431
Total stockholders’ (deficit) / equity		$ (266,025)	(210,058)	$ (137,380)
As Revised | Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock			2
As Revised | Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock			$ 6